Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating Activities:
Net Income	$ 574,064	$ 527,926
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	356,813	336,126
Change in deferred taxes, net	(72,560)	692
(Gain) loss on sale of investments	1,286	1,544
Stock Option Compensation Expense	593	(1,403)
Dividend income from equity method investees	(3,533)	28,737
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(168,463)	(93,529)
Inventories, net	(128,741)	(180,098)
Prepaid expenses, other current and non-current assets	68,165	(66,742)
Accounts receivable, related parties	25,969	(27,465)
Accounts payable, related parties	48,724	41,652
Accounts payable, accrued expenses and other current and non-current liabilities	161,979	(7,651)
Income tax payable	(31,846)	1,818
Net cash provided by (used in) operating activities	832,450	561,607
Investing Activities:
Purchases of property, plant and equipment	(417,751)	(419,259)
Proceeds from sale of property, plant and equipment	6,314	4,291
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(100,591)	(434,697)
Proceeds from divestitures	34,432	3,310
Net cash (used in) provided by investing activities	(477,596)	(846,355)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	112,825	137,213
Repayments of short-term borrowings and other financial liabilities	(128,635)	(50,583)
Proceeds from short-term borrowings from related parties	53,001	158,407
Repayments of short-term borrowings from related parties	0	(56,758)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs and other hedging costs of $156,391 in 2012)	4,191	786,242
Repayments of long-term debt and capital lease obligations	(138,625)	(450,277)
Increase (decrease) of accounts receivable securitization program	14,250	72,000
Proceeds from exercise of stock options	53,762	40,753
Proceeds from conversion of preference shares into ordinary shares	(123,754)
Distributions to Noncontrolling interests		(97,047)
Contributions from noncontrolling interests	22,453	25,323
Cash provided by (used in) financing activities	(393,776)	247,370
Effect of exchange rate changes on cash and cash equivalents	(12,774)	(861)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(51,696)	(38,239)
Cash and cash equivalents at beginning of period	633,855	682,777
Cash and cash equivalents at end of period	$ 582,159	$ 644,538